UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21686

Exact name of registrant as specified in charter:	Oppenheimer Portfolio Series on behalf of
Active Allocation Fund,
Conservative Investor Fund,
Equity Investor Fund and
Moderate Investor Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	1/31

Date of reporting period:	07/01/2014-06/30/2015

Item 1.

FORM N-PX

ICA File Number:  811-21686

Registrant Name:  Oppenheimer Portfolio Series

Reporting Period:  07/01/2014 - 06/30/2015

Oppenheimer Portfolio Series: Active Allocation Fund

TIME INC. Meeting Date: JUN 05, 2015 Record Date: APR 10, 2015 Meeting Type: ANNUAL
Ticker: TIME Security ID: 887228104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Joseph A. Ripp	Management	For	For
1b	Elect Director David A. Bell	Management	For	For
1c	Elect Director John M. Fahey, Jr.	Management	For	For
1d	Elect Director Manuel A. Fernandez	Management	For	For
1e	Elect Director Dennis J. FitzSimons	Management	For	For
1f	Elect Director Betsy D. Holden	Management	For	For
1g	Elect Director Kay Koplovitz	Management	For	For
1h	Elect Director J. Randall MacDonald	Management	For	For
1i	Elect Director Ronald S. Rolfe	Management	For	For
1j	Elect Director Howard Stringer	Management	For	For
2	Ratify Ernst & Young LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
5	Amend Omnibus Stock Plan	Management	For	For

TIME WARNER INC. Meeting Date: JUN 19, 2015 Record Date: APR 20, 2015 Meeting Type: ANNUAL
Ticker: TWX Security ID: 887317303
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director James L. Barksdale	Management	For	For
1b	Elect Director William P. Barr	Management	For	For
1c	Elect Director Jeffrey L. Bewkes	Management	For	For
1d	Elect Director Stephen F. Bollenbach	Management	For	For
1e	Elect Director Robert C. Clark	Management	For	For
1f	Elect Director Mathias Dopfner	Management	For	For
1g	Elect Director Jessica P. Einhorn	Management	For	For
1h	Elect Director Carlos M. Gutierrez	Management	For	For
1i	Elect Director Fred Hassan	Management	For	For
1j	Elect Director Kenneth J. Novack	Management	For	For
1k	Elect Director Paul D. Wachter	Management	For	For
1l	Elect Director Deborah C. Wright	Management	For	For
2	Ratify Ernst & Young LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Provide Right to Act by Written Consent	Shareholder	Against	For
5	Board Oversight of Tobacco Use Depicted in Products	Shareholder	Against	Abstain
6	Adopt Quantitative GHG Goals for Operations	Shareholder	Against	For

Oppenheimer Portfolio Series: Conservative Investor Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Oppenheimer Portfolio Series: Equity Investor Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Oppenheimer Portfolio Series: Moderate Investor Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Portfolio Series on behalf of
Active Allocation Fund,
Conservative Investor Fund,
Equity Investor Fund and
Moderate Investor Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 26, 2015

*By:	/s/ Lisa Bloomberg
-----------------------------------------
Lisa Bloomberg, Attorney in Fact